OTHER RECEIVABLES (NON-CURRENT)	12 Months Ended
Dec. 31, 2021
OTHER RECEIVABLES (NON-CURRENT)
OTHER RECEIVABLES (NON-CURRENT)

20.OTHER RECEIVABLES (NON-CURRENT)

	2021	2020
	£'000	£'000
Deposits
Brought forward	4,115	4,151
Exchange movement	—	(36)
Cancelled on acquisition of GPUone subsidiaries	(4,115)	—
Total carrying amount of other receivables	—	4,115

On this deposit was used as part of the acquisition of the GPUone Holding Inc subsidiaries detailed in note 17.